VIA EDGAR

Bingham McCutchen LLP
600 Anton Boulevard, Suite 800
Costa Mesa, CA 92626

March 28, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (filing relates to Advisory Research MLP & Energy Infrastructure Fund) (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Amendment No. 507 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Investment Company Act of 1940, as amended, relating to the Registrant’s Advisory Research MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of responding to comments by staff of the Securities and Exchange Commission, and updating the financial information and other non-material information contained in the private placement memorandum and statement of additional information for the Fund currently in effect.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie Dee

Laurie Dee

Enclosures